Debt - Summary of Debt (Details) - USD ($) $ in Thousands	Mar. 31, 2023	Dec. 31, 2022
Debt Instrument [Line Items]
Long-term debt	$ 38,349	$ 39,454
Less: Short-term debt		0
Total Long-term debt	38,349	39,454
4.6% senior notes due to related parties in 2024 [Member]
Debt Instrument [Line Items]
Long-term debt	$ 38,349	$ 39,454